Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at June 30, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	415			415
Marketable and non-marketable equity securities	42	2		44
Mandatory convertible bonds	(270)			(270)
Option component of convertible bonds		-		-

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and collective investment schemes and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's non-marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and were valued using the issue price obtained in a private equity raising which was completed during December 2012.

The Company's mandatory convertible bonds are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

The conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at June 30:
2013

Market quoted bond price (percent)	99.3
Fair value of bond excluding conversion feature (percent)	99.3
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

		Six months ended June 30,
		2013
		(unaudited)
		(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2013, long-lived assets held and used in Continental Africa, with a carrying amount of $898 million were written down to fair value of $34 million, resulting in a loss, which is included in earnings for the period, of:		864	(1)

In addition, during the six months ended June 30, 2013 the carrying amount of the equity method investment in Société des Mines de Morila S.A. of $26 million were written down to fair value of $14 million, resulting in a loss, which is included in equity income in associates, of:		12	(2)

The following estimates and assumptions were used by management to estimate fair value using the income approach:
	the gold price assumption represented management’s best estimate of the future price of gold. Long-term real gold price of $1,252 per ounce (2012: $1,584 per ounce) is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

	The Company's estimates of a range of factors, including its reserve and future production and cost levels, are premised on an extensive annual planning process (the last of which was completed at the end of 2012). The Company's impairments were calculated using these most recent planning estimates from the end of 2012, along with adjustments to elements that are known. They do not include information from optimized mine plans, which are currently being prepared and will include measures to mitigate the effects of the recent decline in the gold price. Bearing in mind the assumptions made and the information used, these estimates of impairments necessarily contain a greater element of uncertainty than those traditionally completed at year-end;

	variable operating cash flows are increased at local Consumer Price Index rates; and

	cash flows used in fair value valuations were based on the life of mine plan.

(1)	the real pre-tax discount rate per reporting unit and asset group which ranged from 6.2 percent to 18.1 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were sovereign and mining risk factors which was based on the Company’s internal assessment of country risk relative to the issues experienced in Continental Africa. Project risk has been applied to cash flows relating to the deep level underground project;

(2)	the real pre-tax discount rate of 14.5 percent is commensurate with the risks involved which is consistent with the basis used in 2012. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in Mali;

During the six months ended June 30, 2013, the Company fully impaired and wrote-off certain assets (including goodwill and other intangibles) mainly in Americas and Continental Africa. See Note D. This resulted in a loss, which is included in earnings for the period, of:		1,270

During the six months ended June 30, 2013, the Company fully impaired its equity method investments in Société d’Exploitation des Mines d'Or de Sadiola S.A. and Thani Ashanti Alliance Limited. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note N. This resulted in a loss, which is included in equity income in associates, of:		189

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	34	-	34	-	(864)
Long-lived assets fully impaired and written-off (including goodwill and other intangibles)	-	-	-	-	(1,270)
Associates and equity accounted joint ventures	15	1	14	-	(201)
	49	1	48	-	(2,335)